Operating Expenses - Schedule of Operating Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Expenses by nature [abstract]
Oyu Tolgoi administration expenses	$ 117,172	$ 120,634
Royalty expenses	70,782	57,082
Inventory write downs (reversals)	14,286	(6,834)
Selling expenses	26,754	24,132
Depreciation	1,705	3,460
Other	3,373	2,987
Total	$ 234,072	$ 201,461